Note 5 - Long-term Investments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Long-term Investments [Text Block]
5	Long-term investments
Entrée/Oyu Tolgoi JV Property, Mongolia

The Company has a carried
20%
joint venture interest in a land package that includes
two
of the Oyu Tolgoi deposits in the South Gobi region of Mongolia (the "Entrée/Oyu Tolgoi JV Property"). The Entrée/Oyu Tolgoi JV Property is comprised of the eastern portion of the Shivee Tolgoi mining licence, which hosts the Hugo North Extension copper-gold deposit, and all of the Javhlant mining licence, which hosts the Heruga copper-gold-molybdenum deposit. The Shivee Tolgoi and Javhlant mining licences were granted by the Mineral Resources Authority of Mongolia in
October
2009.
Title to the
two
licences is held by the Company.

In
October
2004,
the Company entered into an arm's-length Equity Participation and Earn-In Agreement (the "Earn In Agreement") with Turquoise Hill Resource Ltd. ("Turquoise Hill"). Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the Entrée/Oyu Tolgoi JV Property. Most of Turquoise Hill's rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, Oyu Tolgoi LLC ("OTLLC"). The Government of Mongolia subsequently acquired a
34%
interest in OTLLC from Turquoise Hill.

On
June
30,
2008,
OTLLC gave notice that it had completed its earn-in obligations by expending a total of
$35
million on exploration of the Entrée/Oyu Tolgoi JV Property. OTLLC earned an
80%
interest in all minerals extracted below a sub-surface depth of
560
metres from the Entrée/Oyu Tolgoi JV Property and a
70%
interest in all minerals extracted from surface to a depth of
560
metres from the Entrée/Oyu Tolgoi JV Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée/Oyu Tolgoi JV") on terms annexed to the Earn-In Agreement (the "JVA").

The portion of the Shivee Tolgoi mining licence outside of the Entrée/Oyu Tolgoi JV Property, Shivee West, is
100
%
owned by the Company, but is subject to a right of
first
refusal by OTLLC. In
October
2015,
the Company entered into a License Fees Agreement with OTLLC, pursuant to which the parties agreed to negotiate in good faith to amend the JVA to include Shivee West in the definition of Entrée/Oyu Tolgoi JV Property.  The parties also agreed that the annual licence fees for Shivee West would be for the account of each joint venture participant in proportion to their respective interests, with OTLLC contributing the Company's
20%
share charging interest at prime plus
2%
(Note
6).

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the "Oyu Tolgoi Investment Agreement") between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited. The licences are part of the contract area covered by the Oyu Tolgoi Investment Agreement, although the Company is not a party to the Oyu Tolgoi Investment Agreement. The Shivee Tolgoi and Javhlant mining licences were each issued for a
30
year term and have rights of renewal for
two
further
20
year terms.

As of
December
31,
2016,
the Entrée/Oyu Tolgoi JV had expended approximately
$29.0
million to advance the Entrée/Oyu Tolgoi JV Property. Under the terms of the Entrée/Oyu Tolgoi JV, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus
2%
(Note
6).

Investment – Entrée/Oyu Tolgoi JV Property

The Company accounts for its interest in the Entrée/Oyu Tolgoi JV as a
20%
equity investment. The Company's share of the loss of the joint venture was
$0.2
million for the year ended
December
31,
2016
(2015
-
$0.2
million;
2014
-
$0.1
million) plus accrued interest expense of
$0.3
million for the year ended
December
31,
2016
(2015
-
$0.3
million;
2014
-
$0.3
million).

The Entrée/Oyu Tolgoi JV investment carrying value at
December
31,
2016
was
$0.1
million
(2015
-
$0.1
million) and was recorded in long-term investment.